Deferred Underwriting Compensation - Additional Information (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Deferred Underwriting Compensation [Abstract]
Deferred underwriting discount payable	$ 12,075,000	$ 0
Percentage of deferred underwriting discount	3.50%
Deferred underwriting discount if business combination not completed	$ 0